Note 6 - Other (Income) Expense (Details) - Components of Other (Income) Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Other (Income) Expense [Abstract]
(Earnings) loss from equity method investments	$ (1,107)	$ (1,230)	$ 3,475
Other-than-temporary impairment of investment			3,092
Other	(424)	(1,211)	(250)
	$ (1,531)	$ (2,441)	$ 6,317